Note 6 - Employee Benefit Plans (Details Textual) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected rate of return on plan assets	7.25%	7.25%	7.25%
Defined Benefit Plan Assumed Long Term Rate Basis Spread		1
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 1,756	$ 10,330
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		55.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		5.00%
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 1,300	600	$ 500
Capital Accumulation 401(K) Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 4,600	4,500	4,300
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
Pension plans
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 1,000	5,500
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer			4,200
Hecla Plans | Common Stock [Member]
Common stock investments		19,900	21,700
Lucky Friday plan | Common Stock [Member]
Common stock investments		2,900	3,300
Nonoperating Income (Expense) [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Except Service cost		$ (4,100)	$ (5,400)	$ 600